UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 1.0%
Lockheed Martin Corp., 4.07%, 12/15/42	$20	$18,453
Northrop Grumman Corp., 3.25%, 8/01/23	25	23,940
United Technologies Corp.:
3.10%, 6/01/22	15	14,982
4.50%, 6/01/42	40	40,292

		97,667

Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	10	10,225

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,397

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,198
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,597
Diageo Investment Corp., 2.88%, 5/11/22	25	24,349
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,145
PepsiCo, Inc.:
2.75%, 3/01/23	35	33,090
4.00%, 3/05/42	10	9,097

		110,476

Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	15	17,992

Capital Markets — 2.3%
The Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,053
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	39,039
6.13%, 2/15/33	35	40,153
6.75%, 10/01/37	30	33,333
Morgan Stanley:
3.75%, 2/25/23	50	49,260
5.00%, 11/24/25	25	25,364
6.38%, 7/24/42	15	17,794

		231,996

Chemicals — 0.6%
The Dow Chemical Co., 7.38%, 11/01/29	5	6,432
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	23,552
Ecolab, Inc., 4.35%, 12/08/21	25	26,683

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	$5	$5,610

		62,277

Commercial Banks — 1.1%
BNP Paribas SA, 3.25%, 3/03/23	20	19,049
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,961
Wells Fargo & Co.:
3.50%, 3/08/22	25	25,288
3.45%, 2/13/23	25	23,920
5.38%, 11/02/43	25	25,641

		107,859

Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.25%, 11/15/21	25	27,927

Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	20	22,790

Computers & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	26,091
6.00%, 9/15/41	5	5,106

		31,197

Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	10	8,973
Capital One Financial Corp., 3.50%, 6/15/23	25	24,172
HSBC Finance Corp., 6.68%, 1/15/21	25	29,094
John Deere Capital Corp., 2.80%, 1/27/23	10	9,617

		71,856

Diversified Financial Services — 4.8%
Bank of America Corp.:
5.63%, 7/01/20	25	28,522
3.30%, 1/11/23	45	43,157
4.13%, 1/22/24	25	25,243
Citigroup, Inc.:
3.88%, 10/25/23	25	24,658
5.50%, 9/13/25	25	26,347
8.13%, 7/15/39	15	21,498
6.68%, 9/13/43	20	22,885
General Electric Capital Corp.:
3.10%, 1/09/23	50	48,195
6.75%, 3/15/32	50	62,940
6.88%, 1/10/39	25	32,001

BLACKROCK CORI 2015 FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
4.50%, 1/24/22	$75	$80,091
3.38%, 5/01/23	25	23,477
6.40%, 5/15/38	25	30,556
5.63%, 8/16/43	10	10,615

		480,185

Diversified Telecommunication Services — 3.3%
AT&T, Inc.:
3.00%, 2/15/22	25	23,734
6.30%, 1/15/38	25	27,988
5.35%, 9/01/40	20	20,016
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	11,392
Verizon Communications, Inc.:
4.50%, 9/15/20	25	26,927
5.15%, 9/15/23	50	54,358
6.40%, 9/15/33	65	76,160
6.55%, 9/15/43	70	84,024

		324,599

Electric Utilities — 1.5%
Duke Energy Florida, Inc., 6.40%, 6/15/38	20	25,678
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,359
Georgia Power Co., 4.30%, 3/15/42	25	23,581
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	25	29,471
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	29,447
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,158
Virginia Electric and Power Co., 8.88%, 11/15/38	15	23,880

		154,574

Energy Equipment & Services — 1.1%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	16,467
Halliburton Co., 7.45%, 9/15/39	15	20,895
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20	25	27,890
6.95%, 1/15/38	15	17,709
TransCanada PipeLines Ltd, 7.63%, 1/15/39	15	20,566
Williams Partners LP, 6.30%, 4/15/40	5	5,526

		109,053

Corporate Bonds	Par (000)	Value

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	$10	$11,769
Walgreen Co., 3.10%, 9/15/22	10	9,621

		21,390

Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	9,829
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,067
Kraft Foods Group, Inc., 5.00%, 6/04/42	20	20,383
Mondelez International, Inc., 6.50%, 2/09/40	20	24,663

		67,942

Health Care Providers & Services — 0.9%
Cardinal Health, Inc., 3.20%, 3/15/23	15	14,463
Express Scripts Holding Co., 4.75%, 11/15/21	25	27,136
UnitedHealth Group, Inc., 6.88%, 2/15/38	20	25,831
WellPoint, Inc., 5.10%, 1/15/44	20	20,421

		87,851

Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp., 6.30%, 10/15/37	10	12,599

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	19,556

Insurance — 1.4%
Aflac, Inc., 3.63%, 6/15/23	15	14,904
The Allstate Corp., 3.15%, 6/15/23	10	9,734
American International Group, Inc.:
3.38%, 8/15/20	25	25,482
4.13%, 2/15/24	25	25,306
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,486
AXA SA, 8.60%, 12/15/30	5	6,265
MetLife, Inc., 4.88%, 11/13/43	25	25,041
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,369
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,042

		139,629

BLACKROCK CORI 2015 FUND	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	$25	$26,934

Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,167

Media — 2.8%
21st Century Fox America, Inc., 6.40%, 12/15/35	35	40,931
CBS Corp., 7.88%, 7/30/30	10	12,867
Comcast Corp.:
3.13%, 7/15/22	25	24,381
4.25%, 1/15/33	25	23,888
6.45%, 3/15/37	30	35,762
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	24,409
5.15%, 3/15/42	10	9,202
NBCUniversal Media LLC, 5.95%, 4/01/41	15	16,972
Time Warner, Inc.:
4.05%, 12/15/23	25	25,415
7.63%, 4/15/31	25	32,631
5.35%, 12/15/43	10	10,421
Viacom, Inc., 4.38%, 3/15/43	15	13,206
The Walt Disney Co., 2.35%, 12/01/22	15	14,042

		284,127

Metals & Mining — 1.4%
Barrick Gold Corp., 4.10%, 5/01/23	30	27,693
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	25	25,452
5.00%, 9/30/43	10	10,324
Newmont Mining Corp., 6.25%, 10/01/39	5	4,626
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	20,814
Southern Copper Corp., 5.25%, 11/08/42	20	16,100
Vale Overseas Ltd.:
4.38%, 1/11/22	25	24,120
6.88%, 11/10/39	15	15,310

		144,439

Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	17,748

Oil, Gas & Consumable Fuels — 1.9%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,177
ConocoPhillips, 6.50%, 2/01/39	10	12,922
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	39,532

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Devon Financing Corp. LLC, 7.88%, 9/30/31	$15	$19,923
Encana Corp., 6.50%, 2/01/38	15	17,262
Hess Corp., 5.60%, 2/15/41	20	21,445
Phillips 66, 5.88%, 5/01/42	20	22,453
Suncor Energy, Inc., 6.50%, 6/15/38	25	30,150

		186,864

Pharmaceuticals — 1.5%
AbbVie, Inc.:
2.90%, 11/06/22	25	23,939
4.40%, 11/06/42	10	9,630
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	24,597
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	31,687
Pfizer, Inc., 7.20%, 3/15/39	25	34,646
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,116

		147,615

Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	15	15,120

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 4.80%, 10/01/41	20	20,201

Software — 0.5%
Oracle Corp.:
2.50%, 10/15/22	25	23,434
5.38%, 7/15/40	20	22,147

		45,581

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	23,920

Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 1/31/24	10	9,985
5.38%, 1/31/44	20	20,540
Philip Morris International, Inc.:
3.60%, 11/15/23	15	14,858
4.88%, 11/15/43	15	15,311

		60,694

Wireless Telecommunication Services — 0.7%
America Movil SAB de C.V., 6.38%, 3/01/35	20	21,761

BLACKROCK CORI 2015 FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services (concluded)
Vodafone Group PLC:
2.95%, 2/19/23	$25	$23,486
6.15%, 2/27/37	20	22,494

		67,741

Total Corporate Bonds — 32.8%		3,271,188

US Treasury Obligations

US Treasury Bonds:
6.00%, 2/15/26	60	78,881
6.13%, 8/15/29	100	136,172
4.50%, 2/15/36	100	116,469
4.38%, 2/15/38	130	148,565
4.38%, 11/15/39	200	228,719
4.38%, 5/15/41	150	171,633
3.13%, 2/15/42	150	137,156
2.75%, 11/15/42	150	126,141
3.63%, 8/15/43	190	190,030
US Treasury Notes:
2.63%, 8/15/20	150	155,719
2.38%, 12/31/20	600	609,890
3.63%, 2/15/21	350	384,672
3.13%, 5/15/21	50	53,133
1.75%, 5/15/23	340	315,456
2.75%, 11/15/23	130	130,934

US Treasury Obligations	Par (000)	Value

US Treasury Principal STRIPS, 0.00%, 2/15/31 (a)	$6,320	$3,478,875

Total US Treasury Obligations — 64.9%		6,462,445

Total Long-Term Investments (Cost — $9,766,477) — 97.7%		9,733,633

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	20,000	20,000

Total Short-Term Securities (Cost — $20,000) — 0.2%		20,000

Total Investments (Cost — $9,786,477*) — 97.9%		9,753,633
Other Assets Less Liabilities — 2.1%		213,272

Net Assets — 100.0%		$9,966,905

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,786,477
Gross unrealized appreciation	$997
Gross unrealized depreciation	(33,841)
Net unrealized depreciation	$(32,844)

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Represents the current yield as of report date.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Held at January 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	20,000	20,000	—

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI 2015 FUND	JANUARY 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	Long US Treasury Bond	Chicago Board of Trade	March 2014	$133,594	$(251)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$9,733,633	—	$9,733,633
Short-Term Securities	$20,000	—	—	20,000

Total	$20,000	$9,733,633	—	$9,753,633

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(251)	—	—	$(251)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORI 2015 FUND	JANUARY 31, 2014	5

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	$25	$23,066
Northrop Grumman Corp., 3.25%, 8/01/23	25	23,940
United Technologies Corp.:
3.10%, 6/01/22	10	9,988
4.50%, 6/01/42	50	50,365

		107,359

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	15	15,338

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,794

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,396
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,597
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,145
PepsiCo, Inc.:
2.75%, 3/01/23	15	14,181
4.00%, 3/05/42	20	18,194

		86,513

Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	20	23,989

Capital Markets — 1.8%
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	9,760
6.13%, 2/15/33	45	51,625
6.75%, 10/01/37	35	38,888
Morgan Stanley:
3.75%, 2/25/23	25	24,630
5.00%, 11/24/25	25	25,364
6.38%, 7/24/42	25	29,657

		179,924

Chemicals — 0.5%
The Dow Chemical Co., 7.38%, 11/01/29	10	12,865
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	23,552
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,220

		47,637

Commercial Banks — 0.8%
BNP Paribas SA, 3.25%, 3/03/23	5	4,762

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
Fifth Third Bancorp, 8.25%, 3/01/38	$10	$13,961
Wells Fargo & Co.:
3.45%, 2/13/23	25	23,920
5.38%, 11/02/43	40	41,025

		83,668

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	12,026

Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	25	28,488

Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,106

Consumer Finance — 0.5%
American Express Co., 4.05%, 12/03/42	10	8,973
Capital One Financial Corp., 3.50%, 6/15/23	25	24,172
John Deere Capital Corp., 2.80%, 1/27/23	15	14,426

		47,571

Diversified Financial Services — 4.2%
Bank of America Corp.:
3.30%, 1/11/23	45	43,157
4.13%, 1/22/24	25	25,243
Citigroup, Inc.:
3.88%, 10/25/23	25	24,658
5.50%, 9/13/25	25	26,347
8.13%, 7/15/39	20	28,664
6.68%, 9/13/43	25	28,606
General Electric Capital Corp.:
3.10%, 1/09/23	25	24,097
6.75%, 3/15/32	50	62,940
6.88%, 1/10/39	45	57,602
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	46,955
6.40%, 5/15/38	25	30,556
5.63%, 8/16/43	20	21,231

		420,056

Diversified Telecommunication Services — 3.6%
AT&T, Inc.:
6.30%, 1/15/38	35	39,183
5.35%, 9/01/40	30	30,024
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	11,392

BLACKROCK CORI 2017 FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.:
5.15%, 9/15/23	$50	$54,358
6.40%, 9/15/33	90	105,452
6.55%, 9/15/43	95	114,032

		354,441

Electric Utilities — 2.0%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,561
Duke Energy Florida, Inc., 6.40%, 6/15/38	30	38,517
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,359
Georgia Power Co., 4.30%, 3/15/42	30	28,298
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	30	35,365
Pacific Gas & Electric Co., 6.05%, 3/01/34	30	35,336
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,157
Virginia Electric and Power Co., 8.88%, 11/15/38	20	31,840

		203,433

Energy Equipment & Services — 1.1%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	16,467
Halliburton Co., 7.45%, 9/15/39	15	20,895
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	25	29,516
TransCanada PipeLines Ltd, 7.63%, 1/15/39	20	27,421
Williams Partners LP, 6.30%, 4/15/40	10	11,052

		105,351

Food & Staples Retailing — 0.3%
CVS Caremark Corp., 6.13%, 9/15/39	10	11,769
Walgreen Co., 3.10%, 9/15/22	15	14,432

		26,201

Food Products — 0.8%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	9,829
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,068
Kraft Foods Group, Inc., 5.00%, 6/04/42	25	25,479

Corporate Bonds	Par (000)	Value

Food Products (concluded)
Mondelez International, Inc., 6.50%, 2/09/40	$25	$30,828

		79,204

Health Care Providers & Services — 0.6%
Cardinal Health, Inc., 3.20%, 3/15/23	10	9,642
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	32,289
WellPoint, Inc., 5.10%, 1/15/44	20	20,421

		62,352

Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp., 6.30%, 10/15/37	10	12,599

Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	19,556

Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	10	9,936
The Allstate Corp., 3.15%, 6/15/23	15	14,600
American International Group, Inc., 4.13%, 2/15/24	25	25,306
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,486
AXA SA, 8.60%, 12/15/30	10	12,531
MetLife, Inc., 4.88%, 11/13/43	30	30,049
Prudential Financial, Inc., 6.63%, 12/01/37	15	18,554
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,042

		131,504

Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,167

Media — 3.1%
21st Century Fox America, Inc., 6.40%, 12/15/35	45	52,625
CBS Corp., 7.88%, 7/30/30	10	12,867
Comcast Corp.:
3.13%, 7/15/22	25	24,381
4.25%, 1/15/33	30	28,666
6.45%, 3/15/37	35	41,722
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	15	13,802
NBCUniversal Media LLC, 5.95%, 4/01/41	25	28,287
Time Warner, Inc.:
4.05%, 12/15/23	25	25,415

BLACKROCK CORI 2017 FUND	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Media (concluded)
Time Warner, Inc. (concluded):
7.63%, 4/15/31	$25	$32,631
5.35%, 12/15/43	20	20,843
Viacom, Inc., 4.38%, 3/15/43	20	17,608
The Walt Disney Co., 2.35%, 12/01/22	10	9,361

		308,208

Metals & Mining — 1.4%
Barrick Gold Corp., 4.10%, 5/01/23	25	23,078
Barrick North America Finance LLC, 5.75%, 5/01/43	5	4,632
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	25	25,452
5.00%, 9/30/43	10	10,324
Newmont Mining Corp., 6.25%, 10/01/39	10	9,251
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	15,610
Southern Copper Corp., 5.25%, 11/08/42	25	20,125
Vale Overseas Ltd., 6.88%, 11/10/39	35	35,724

		144,196

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	26,621

Oil, Gas & Consumable Fuels — 2.2%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,177
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,502
ConocoPhillips, 6.50%, 2/01/39	15	19,382
ConocoPhillips Holding Co., 6.95%, 4/15/29	35	46,121
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	19,923
Encana Corp., 6.50%, 2/01/38	15	17,262
Hess Corp., 5.60%, 2/15/41	25	26,807
Phillips 66, 5.88%, 5/01/42	20	22,453
Suncor Energy, Inc., 6.50%, 6/15/38	30	36,180

		222,807

Pharmaceuticals — 1.6%
AbbVie, Inc.:
2.90%, 11/06/22	25	23,939
4.40%, 11/06/42	10	9,630
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	24,597

Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	$25	$31,687
Pfizer, Inc., 7.20%, 3/15/39	30	41,576
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	23,116

		154,545

Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	20,160

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	30,301

Software — 0.5%
Oracle Corp.:
2.50%, 10/15/22	25	23,434
5.38%, 7/15/40	25	27,684

		51,118

Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	23,920

Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	14,978
5.38%, 1/31/44	20	20,540
Philip Morris International, Inc.:
3.60%, 11/15/23	10	9,905
4.88%, 11/15/43	25	25,517

		70,940

Wireless Telecommunication Services — 0.8%
America Movil SAB de C.V., 6.38%, 3/01/35	25	27,202
Vodafone Group PLC:
2.95%, 2/19/23	25	23,486
6.15%, 2/27/37	25	28,117

		78,805

Total Corporate Bonds — 32.2%		3,211,898

US Treasury Obligations

US Treasury Bonds:
7.25%, 8/15/22	140	192,828
7.50%, 11/15/24	120	173,850
6.00%, 2/15/26	200	262,938
6.38%, 8/15/27	200	274,250
4.50%, 2/15/36	210	244,585
4.38%, 2/15/38	200	228,562
4.38%, 11/15/39	350	400,258

BLACKROCK CORI 2017 FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value

US Treasury Bonds (concluded):
4.38%, 5/15/41	$350	$400,477
3.13%, 2/15/42	350	320,031
2.75%, 11/15/42	350	294,328
3.63%, 8/15/43	430	430,067
US Treasury Notes:
1.63%, 8/15/22	150	139,828
1.63%, 11/15/22	150	139,066
1.75%, 5/15/23	300	278,344
2.75%, 11/15/23	300	302,156
US Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	5,430	2,435,187

Total US Treasury Obligations — 65.4%		6,516,755

Total Long-Term Investments (Cost — $9,760,699) — 97.6%		9,728,653

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	20,000	$20,000

Total Short-Term Securities (Cost — $20,000) — 0.2%		20,000

Total Investments (Cost — $9,780,699) — 97.8%		9,748,653
Other Assets Less Liabilities — 2.2%		219,050

Net Assets — 100.0%		$9,967,703

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,780,699
Gross unrealized appreciation	$1,540
Gross unrealized depreciation	(33,586)
Net unrealized depreciation	$(32,046)

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Represents the current yield as of report date.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Held at January 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	20,000	20,000	—

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

1	Long US Treasury Bond	Chicago Board of Trade	March 2014	$133,594	$(251)

BLACKROCK CORI 2017 FUND	JANUARY 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$9,728,653	—	$9,728,653
Short-Term Securities	$20,000	—	—	20,000

Total	$20,000	$9,728,653	—	$9,748,653

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(251)	—	—	$(251)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORI 2017 FUND	JANUARY 31, 2014	5

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$27,679
Northrop Grumman Corp., 4.75%, 6/01/43	15	14,966
United Technologies Corp., 4.50%, 6/01/42	65	65,474

		108,119

Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	15	15,338

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,794

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,396
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,145
PepsiCo, Inc., 4.00%, 3/05/42	30	27,291

		57,832

Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	29,986

Capital Markets — 1.7%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	50	57,361
6.75%, 10/01/37	50	55,555
Morgan Stanley:
5.00%, 11/24/25	25	25,364
6.38%, 7/24/42	25	29,657

		167,937

Chemicals — 0.4%
The Dow Chemical Co., 7.38%, 11/01/29	10	12,865
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	15	13,825
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,220

		37,910

Commercial Banks — 0.6%
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,961
Wells Fargo & Co., 5.38%, 11/02/43	45	46,153

		60,114

Corporate Bonds	Par (000)	Value

Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	$10	$12,026

Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	30	34,185

Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,106

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	8,973

Diversified Financial Services — 3.3%
Citigroup, Inc.:
5.50%, 9/13/25	25	26,347
8.13%, 7/15/39	30	42,996
6.68%, 9/13/43	30	34,327
General Electric Capital Corp.:
6.75%, 3/15/32	60	75,528
6.88%, 1/10/39	60	76,802
JPMorgan Chase & Co.:
6.40%, 5/15/38	30	36,668
5.63%, 8/16/43	35	37,154

		329,822

Diversified Telecommunication Services — 3.8%
AT&T, Inc.:
6.30%, 1/15/38	40	44,780
5.35%, 9/01/40	40	40,032
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	17,088
Verizon Communications, Inc.:
6.40%, 9/15/33	120	140,602
6.55%, 9/15/43	115	138,039

		380,541

Electric Utilities — 2.4%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,561
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	51,356
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	15,539
Georgia Power Co., 4.30%, 3/15/42	35	33,014
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	35	41,259
Pacific Gas & Electric Co., 6.05%, 3/01/34	35	41,226
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	18,236

BLACKROCK CORI 2019 FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Virginia Electric and Power Co., 8.88%, 11/15/38	$20	$31,840

		244,031

Energy Equipment & Services — 1.4%
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	21,957
Halliburton Co., 7.45%, 9/15/39	20	27,860
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	35	41,322
TransCanada PipeLines Ltd, 7.63%, 1/15/39	25	34,276
Williams Partners LP, 6.30%, 4/15/40	10	11,052

		136,467

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	15	17,654

Food Products — 1.0%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	14,744
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,067
Kraft Foods Group, Inc., 5.00%, 6/04/42	30	30,575
Mondelez International, Inc., 6.50%, 2/09/40	30	36,994

		95,380

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc., 6.88%, 2/15/38	30	38,747
WellPoint, Inc., 5.10%, 1/15/44	25	25,526

		64,273

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	15	18,898

Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	26,075

Insurance — 1.4%
The Allstate Corp., 4.50%, 6/15/43	15	14,749
American International Group, Inc., 4.13%, 2/15/24	25	25,306
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,486
AXA SA, 8.60%, 12/15/30	10	12,531
MetLife, Inc., 4.88%, 11/13/43	35	35,057

Corporate Bonds	Par (000)	Value

Insurance (concluded)
Prudential Financial, Inc., 6.63%, 12/01/37	$20	$24,738
The Travelers Cos., Inc., 4.60%, 8/01/43	15	15,063

		137,930

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	17,556

Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	60	70,167
CBS Corp., 7.88%, 7/30/30	10	12,867
Comcast Corp.:
4.25%, 1/15/33	35	33,444
6.45%, 3/15/37	40	47,682
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	20	18,403
NBCUniversal Media LLC, 5.95%, 4/01/41	35	39,602
Time Warner, Inc.:
7.63%, 4/15/31	35	45,683
5.35%, 12/15/43	30	31,264
Viacom, Inc., 4.38%, 3/15/43	25	22,011

		321,123

Metals & Mining — 1.5%
Barrick Gold Corp., 4.10%, 5/01/23	20	18,462
Barrick North America Finance LLC, 5.75%, 5/01/43	5	4,632
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	25,809
Newmont Mining Corp., 6.25%, 10/01/39	10	9,251
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	20,814
Southern Copper Corp., 5.25%, 11/08/42	30	24,150
Vale Overseas Ltd., 6.88%, 11/10/39	45	45,931

		149,049

Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	35,495

Oil, Gas & Consumable Fuels — 2.6%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,502
ConocoPhillips, 6.50%, 2/01/39	20	25,843
ConocoPhillips Holding Co., 6.95%, 4/15/29	50	65,887

BLACKROCK CORI 2019 FUND	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Devon Financing Corp. LLC, 7.88%, 9/30/31	$20	$26,564
Encana Corp., 6.50%, 2/01/38	20	23,016
Hess Corp., 5.60%, 2/15/41	30	32,168
Phillips 66, 5.88%, 5/01/42	25	28,067
Suncor Energy, Inc., 6.50%, 6/15/38	35	42,209

		255,256

Pharmaceuticals — 1.1%
AbbVie, Inc., 4.40%, 11/06/42	15	14,444
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	30	38,025
Pfizer, Inc., 7.20%, 3/15/39	35	48,505
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,615

		106,589

Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	25	25,200

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	30,301

Software — 0.4%
Oracle Corp., 5.38%, 7/15/40	35	38,758

Specialty Retail — 0.4%
The Home Depot, Inc., 5.88%, 12/16/36	35	41,859

Tobacco — 0.7%
Altria Group, Inc., 5.38%, 1/31/44	35	35,945
Philip Morris International, Inc., 4.88%, 11/15/43	35	35,724

		71,669

Wireless Telecommunication Services — 0.7%
America Movil SAB de C.V., 6.38%, 3/01/35	30	32,642
Vodafone Group PLC, 6.15%, 2/27/37	30	33,741

		66,383

Total Corporate Bonds — 31.7%		3,162,629

US Treasury Obligations	Par (000)	Value

US Treasury Bonds:
6.00%, 2/15/26	$70	$92,028
6.13%, 8/15/29	390	531,070
4.50%, 2/15/36	300	349,406
4.38%, 2/15/38	300	342,844
4.38%, 11/15/39	270	308,770
4.38%, 5/15/41	460	526,341
3.13%, 2/15/42	500	457,188
2.75%, 11/15/42	500	420,469
3.63%, 8/15/43	500	500,078
3.75%, 11/15/43	30	30,699
US Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	6,950	2,951,512

Total US Treasury Obligations — 65.4%		6,510,405

Total Long-Term Investments (Cost — $9,709,472) — 97.1%		9,673,034

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	20,000	20,000

Total Short-Term Securities (Cost — $20,000) — 0.2%		20,000

Total Investments (Cost — $9,729,472*) — 97.3%		9,693,034
Other Assets Less Liabilities — 2.7%		270,276

Net Assets — 100.0%		$9,963,310

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,729,472
Gross unrealized appreciation	$1,676
Gross unrealized depreciation	(38,114)
Net unrealized depreciation	$(36,438)

BLACKROCK CORI 2019 FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,000	20,000	—

(c)	Represents the current yield as of report date.

Portfolio Abbreviation
STRIPS	Separate Trading of Registered Interest and Principal Securities

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	Long US Treasury Bond	Chicago Board of Trade	March 2014	$133,594	$(251)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities.

BLACKROCK CORI 2019 FUND	JANUARY 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$9,673,034	—	$9,673,034
Short-Term Securities	$20,000	—	—	20,000

Total	$20,000	$9,673,034	—	$9,693,034

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(251)	—	—	$(251)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORI 2019 FUND	JANUARY 31, 2014	5

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 1.2%
Lockheed Martin Corp., 4.07%, 12/15/42	$35	$32,292
Northrop Grumman Corp., 4.75%, 6/01/43	20	19,955
United Technologies Corp., 4.50%, 6/01/42	65	65,474

		117,721

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	15	15,338

Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,794

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	25,495
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,145
PepsiCo, Inc., 4.00%, 3/05/42	30	27,291

		62,931

Biotechnology — 0.4%
Amgen, Inc., 6.40%, 2/01/39	30	35,983

Capital Markets — 1.8%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	68,833
6.75%, 10/01/37	55	61,111
Morgan Stanley, 6.38%, 7/24/42	40	47,452

		177,396

Chemicals — 0.4%
The Dow Chemical Co., 7.38%, 11/01/29	15	19,298
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	15	13,825
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,220

		44,343

Commercial Banks — 0.7%
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,961
Wells Fargo & Co., 5.38%, 11/02/43	55	56,409

		70,370

Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,038

Corporate Bonds	Par (000)	Value

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	$35	$39,883

Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,106

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	8,973

Diversified Financial Services — 3.6%
Citigroup, Inc.:
8.13%, 7/15/39	40	57,328
6.68%, 9/13/43	35	40,049
General Electric Capital Corp.:
6.75%, 3/15/32	65	81,822
6.88%, 1/10/39	70	89,602
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	42,779
5.63%, 8/16/43	40	42,462

		354,042

Diversified Telecommunication Services — 4.2%
AT&T, Inc.:
6.30%, 1/15/38	45	50,378
5.35%, 9/01/40	40	40,032
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	22,784
Verizon Communications, Inc.:
6.40%, 9/15/33	130	152,319
6.55%, 9/15/43	130	156,044

		421,557

Electric Utilities — 2.8%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,341
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	51,356
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	20,718
Georgia Power Co., 4.30%, 3/15/42	40	37,730
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	40	47,154
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	47,115
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,315
Virginia Electric and Power Co., 8.88%, 11/15/38	20	31,840

		277,569

BLACKROCK CORI 2021 FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Energy Equipment & Services — 1.6%
Enterprise Products Operating LLC, 5.70%, 2/15/42	$25	$27,446
Halliburton Co., 7.45%, 9/15/39	25	34,825
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	35	41,321
TransCanada PipeLines Ltd, 7.63%, 1/15/39	30	41,132
Williams Partners LP, 6.30%, 4/15/40	10	11,052

		155,776

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	23,538

Food Products — 1.1%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	19,658
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,067
Kraft Foods Group, Inc., 5.00%, 6/04/42	35	35,671
Mondelez International, Inc., 6.50%, 2/09/40	35	43,160

		111,556

Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc., 6.88%, 2/15/38	35	45,205
WellPoint, Inc., 5.10%, 1/15/44	30	30,632

		75,837

Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp., 6.30%, 10/15/37	20	25,197

Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	32,594

Insurance — 1.3%
The Allstate Corp., 4.50%, 6/15/43	15	14,749
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,486
AXA SA, 8.60%, 12/15/30	10	12,531
MetLife, Inc., 4.88%, 11/13/43	40	40,066
Prudential Financial, Inc., 6.63%, 12/01/37	25	30,923
The Travelers Cos., Inc., 4.60%, 8/01/43	20	20,083

		128,838

Corporate Bonds	Par (000)	Value

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	$25	$21,945

Media — 3.6%
21st Century Fox America, Inc., 6.40%, 12/15/35	65	76,015
CBS Corp., 7.88%, 7/30/30	10	12,867
Comcast Corp.:
4.25%, 1/15/33	40	38,221
6.45%, 3/15/37	45	53,642
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	25	23,004
NBCUniversal Media LLC, 5.95%, 4/01/41	35	39,602
Time Warner, Inc.:
7.63%, 4/15/31	45	58,736
5.35%, 12/15/43	30	31,264
Viacom, Inc., 4.38%, 3/15/43	30	26,413

		359,764

Metals & Mining — 1.5%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	18,526
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	25,809
Newmont Mining Corp., 6.25%, 10/01/39	10	9,251
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	20,814
Southern Copper Corp., 5.25%, 11/08/42	35	28,175
Vale Overseas Ltd., 6.88%, 11/10/39	50	51,035

		153,610

Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	40	35,495

Oil, Gas & Consumable Fuels — 2.9%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	11,502
ConocoPhillips, 6.50%, 2/01/39	25	32,304
ConocoPhillips Holding Co., 6.95%, 4/15/29	45	59,298
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	33,205
Encana Corp., 6.50%, 2/01/38	25	28,770
Hess Corp., 5.60%, 2/15/41	35	37,529
Phillips 66, 5.88%, 5/01/42	30	33,680
Suncor Energy, Inc., 6.50%, 6/15/38	40	48,239

		284,527

BLACKROCK CORI 2021 FUND	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Pharmaceuticals — 1.3%
AbbVie, Inc., 4.40%, 11/06/42	$20	$19,259
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	44,362
Pfizer, Inc., 7.20%, 3/15/39	40	55,434
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,230

		130,285

Road & Rail — 0.3%
Norfolk Southern Corp., 4.84%, 10/01/41	30	30,240

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp., 4.80%, 10/01/41	35	35,352

Software — 0.5%
Oracle Corp., 5.38%, 7/15/40	45	49,831

Specialty Retail — 0.4%
The Home Depot, Inc., 5.88%, 12/16/36	35	41,859

Tobacco — 0.7%
Altria Group, Inc., 5.38%, 1/31/44	35	35,945
Philip Morris International, Inc., 4.88%, 11/15/43	35	35,724

		71,669

Wireless Telecommunication Services — 0.8%
America Movil SAB de C.V., 6.38%, 3/01/35	35	38,083
Vodafone Group PLC, 6.15%, 2/27/37	35	39,364

		77,447

Total Corporate Bonds — 35.3%		3,509,404

US Treasury Obligations

US Treasury Bonds:
6.75%, 8/15/26	90	126,070

US Treasury Obligations	Par (000)	Value

US Treasury Bonds (concluded):
5.50%, 8/15/28	$50	$63,836
6.13%, 8/15/29	80	108,937
4.75%, 2/15/37	90	108,492
4.38%, 2/15/38	250	285,703
4.38%, 11/15/39	180	205,847
4.38%, 5/15/41	250	286,055
2.75%, 11/15/42	230	193,416
3.63%, 8/15/43	300	300,047
3.75%, 11/15/43	10	10,233
US Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	11,520	4,484,747

Total US Treasury Obligations — 62.1%		6,173,383

Total Long-Term Investments (Cost — $9,742,437) — 97.4%		9,682,787

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	20,000	20,000

Total Short-Term Securities (Cost — $20,000) — 0.2%		20,000

Total Investments (Cost — $9,762,437*) — 97.6%		9,702,787
Other Assets Less Liabilities — 2.4%		237,312

Net Assets — 100.0%		$9,940,099

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,762,437
Gross unrealized appreciation	$835
Gross unrealized depreciation	(60,485)
Net unrealized depreciation	$(59,650)

BLACKROCK CORI 2021 FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Notes to Schedule of Investments
(a)	Zero-coupon bond.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Held at January 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	20,000	20,000	—

(c)	Represents the current yield as of report date.

Portfolio Abbreviation
STRIPS	Separate Trading of Registered Interest and Principal Securities

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	Long US Treasury Bond	Chicago Board of Trade	March 2014	$133,594	$(251)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities.

BLACKROCK CORI 2021 FUND	JANUARY 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$9,682,787	—	$9,682,787
Short-Term Securities	$20,000	—	—	20,000
Total	$20,000	$9,682,787	—	$9,702,787

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(251)	—	—	$(251)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORI 2021 FUND	JANUARY 31, 2014	5

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 1.3%
Lockheed Martin Corp., 4.07%, 12/15/42	$40	$36,906
Northrop Grumman Corp., 4.75%, 6/01/43	15	14,966
United Technologies Corp., 4.50%, 6/01/42	80	80,583

		132,455

Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	20	20,450

Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,191

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	25,494
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,145
PepsiCo, Inc., 4.00%, 3/05/42	35	31,840

		67,479

Biotechnology — 0.4%
Amgen, Inc., 6.40%, 2/01/39	35	41,980

Capital Markets — 1.8%
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	68,833
6.75%, 10/01/37	55	61,111
Morgan Stanley, 6.38%, 7/24/42	45	53,383

		183,327

Chemicals — 0.5%
The Dow Chemical Co., 7.38%, 11/01/29	10	12,865
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	20	18,433
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	16,831

		48,129

Commercial Banks — 0.8%
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,961
Wells Fargo & Co., 5.38%, 11/02/43	60	61,537

		75,498

Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,038

Corporate Bonds	Par (000)	Value

Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	$40	$45,581

Computers & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,106

Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	8,973

Diversified Financial Services — 3.9%
Citigroup, Inc.:
8.13%, 7/15/39	45	64,494
6.68%, 9/13/43	40	45,770
General Electric Capital Corp.:
6.75%, 3/15/32	75	94,410
6.88%, 1/10/39	75	96,002
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	42,779
5.63%, 8/16/43	45	47,770

		391,225

Diversified Telecommunication Services — 4.7%
AT&T, Inc.:
6.30%, 1/15/38	55	61,573
5.35%, 9/01/40	45	45,036
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	22,784
Verizon Communications, Inc.:
6.40%, 9/15/33	145	169,894
6.55%, 9/15/43	140	168,048

		467,335

Electric Utilities — 3.1%
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,341
Duke Energy Florida, Inc., 6.40%, 6/15/38	45	57,776
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	20,718
Georgia Power Co., 4.30%, 3/15/42	45	42,446
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	45	53,047
Pacific Gas & Electric Co., 6.05%, 3/01/34	45	53,005
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,315
Virginia Electric and Power Co., 8.88%, 11/15/38	25	39,800

		308,448

BLACKROCK CORI 2023 FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Energy Equipment & Services — 1.7%
Enterprise Products Operating LLC, 5.70%, 2/15/42	$25	$27,446
Halliburton Co., 7.45%, 9/15/39	25	34,825
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	40	47,225
TransCanada PipeLines Ltd, 7.63%, 1/15/39	35	47,987
Williams Partners LP, 6.30%, 4/15/40	15	16,578

		174,061

Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.13%, 9/15/39	20	23,538

Food Products — 1.2%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	19,658
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,067
Kraft Foods Group, Inc., 5.00%, 6/04/42	40	40,767
Mondelez International, Inc., 6.50%, 2/09/40	40	49,325

		122,817

Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc., 6.88%, 2/15/38	40	51,663
WellPoint, Inc., 5.10%, 1/15/44	30	30,631

		82,294

Hotels, Restaurants & Leisure — 0.3%
McDonald's Corp., 6.30%, 10/15/37	20	25,197

Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	32,594

Insurance — 1.5%
The Allstate Corp., 4.50%, 6/15/43	20	19,666
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,486
AXA SA, 8.60%, 12/15/30	15	18,796
MetLife, Inc., 4.88%, 11/13/43	45	45,073
Prudential Financial, Inc., 6.63%, 12/01/37	30	37,108
The Travelers Cos., Inc., 4.60%, 8/01/43	20	20,083

		151,212

Corporate Bonds	Par (000)	Value

Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	$25	$21,945

Media — 4.0%
21st Century Fox America, Inc., 6.40%, 12/15/35	70	81,862
CBS Corp., 7.88%, 7/30/30	10	12,867
Comcast Corp.:
4.25%, 1/15/33	45	42,999
6.45%, 3/15/37	50	59,603
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	30	27,605
NBCUniversal Media LLC, 5.95%, 4/01/41	40	45,259
Time Warner, Inc.:
7.63%, 4/15/31	45	58,735
5.35%, 12/15/43	35	36,475
Viacom, Inc., 4.38%, 3/15/43	35	30,815

		396,220

Metals & Mining — 1.8%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	18,526
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	30,971
Newmont Mining Corp., 6.25%, 10/01/39	15	13,877
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	26,017
Southern Copper Corp., 5.25%, 11/08/42	40	32,201
Vale Overseas Ltd., 6.88%, 11/10/39	55	56,138

		177,730

Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	39,932

Oil, Gas & Consumable Fuels — 3.1%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	23,004
ConocoPhillips, 6.50%, 2/01/39	30	38,765
ConocoPhillips Holding Co., 6.95%, 4/15/29	40	52,710
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	33,205
Encana Corp., 6.50%, 2/01/38	25	28,770
Hess Corp., 5.60%, 2/15/41	40	42,890
Phillips 66, 5.88%, 5/01/42	30	33,680
Suncor Energy, Inc., 6.50%, 6/15/38	45	54,269

		307,293

BLACKROCK CORI 2023 FUND	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Pharmaceuticals — 1.4%
AbbVie, Inc., 4.40%, 11/06/42	$20	$19,259
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	44,362
Pfizer, Inc., 7.20%, 3/15/39	45	62,364
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,230

		137,215

Road & Rail — 0.4%
Norfolk Southern Corp., 4.84%, 10/01/41	35	35,280

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp., 4.80%, 10/01/41	35	35,352

Software — 0.6%
Oracle Corp., 5.38%, 7/15/40	50	55,368

Specialty Retail — 0.5%
The Home Depot, Inc., 5.88%, 12/16/36	40	47,839

Tobacco — 0.8%
Altria Group, Inc., 5.38%, 1/31/44	40	41,080
Philip Morris International, Inc., 4.88%, 11/15/43	40	40,828

		81,908

Wireless Telecommunication Services — 0.9%
America Movil SAB de C.V., 6.38%, 3/01/35	40	43,523
Vodafone Group PLC, 6.15%, 2/27/37	40	44,987

		88,510

Total Corporate Bonds — 39.0%		3,872,520

US Treasury Obligations

US Treasury Bonds:
6.13%, 8/15/29	100	136,172

US Treasury Obligations	Par (000)	Value

US Treasury Bonds (concluded):
4.75%, 2/15/37	$100	$120,547
4.38%, 2/15/38	215	245,704
4.38%, 11/15/39	100	114,359
4.38%, 5/15/41	50	57,211
2.75%, 11/15/42	50	42,047
3.63%, 8/15/43	230	230,036
3.75%, 11/15/43	10	10,233
US Treasury Principal STRIPS, 0.00%, 2/15/43 (a)	14,670	4,820,973

Total US Treasury Obligations — 58.1%		5,777,282

Total Long-Term Investments (Cost — $9,711,550) — 97.1%		9,649,802

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	20,000	20,000

Total Short-Term Securities (Cost — $20,000) — 0.2%		20,000

Total Investments (Cost — $9,731,550*) — 97.3%		9,669,802
Other Assets Less Liabilities — 2.7%		268,199

Net Assets — 100.0%		$9,938,001

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,731,550
Gross unrealized appreciation	$603
Gross unrealized depreciation	(62,351)
Net unrealized depreciation	$(61,748)

Notes to Schedule of Investments
(a)	Zero-coupon bond.

BLACKROCK CORI 2023 FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Held at January 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	20,000	20,000	—

(c)	Represents the current yield as of report date.

Portfolio Abbreviation
STRIPS	Separate Trading of Registered Interest and Principal Securities

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

1	Long US Treasury Bond	Chicago Board of Trade	March 2014	$133,594	$(251)

BLACKROCK CORI 2023 FUND	JANUARY 31, 2014	4

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$9,649,802	—	$9,649,802
Short-Term Securities	$20,000	—	—	20,000
Total	$20,000	$9,649,802	—	$9,669,802

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(251)	—	—	$(251)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORI 2023 FUND	JANUARY 31, 2014	5

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock CoRI Funds

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock CoRI Funds

Date: March 25, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock CoRI Funds

Date: March 25, 2014